Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value
Schedule of assets measured at fair value on a recurring basis

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$5,630,100	$3,172,100	$2,458,000	$—
Available for sale securities
U.S. Agencies	47,283,917	—	47,283,917	—
Corporate	40,144,533	—	40,144,533	—
Agency asset backed securities	5,829,092		5,829,092
Trust preferred securities	5,621,445	—	—	5,621,445
State and municipals	42,721,071	—	40,105,103	2,615,968
Small Business Administration	13,765,839	—	13,765,839	—
Residential mortgage-backed securities	71,336,933	—	71,336,933	—
Collateralized mortgage obligations	1,666,431	—	1,666,431	—
Total	$233,999,361	$3,172,100	$222,589,848	$8,237,413

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,010,349	$3,004,597	$2,087,000	$1,918,752
Available for sale securities
U.S. Agencies	30,577,978	—	30,577,978	—
Corporate	31,476,283	—	31,476,283	—
Agency asset backed securities	1,903,678	—	1,903,678	—
Trust preferred securities	3,614,860	—	—	3,614,860
State and municipals	48,034,436	—	40,539,152	7,495,284
Small Business Administration	10,150,592	—	10,150,592	—
Residential mortgage-backed securities	65,838,602	—	65,838,602	—
Collateralized mortgage obligations	2,008,737	—	2,008,737	—
Total	$200,615,515	$3,004,597	$184,582,022	$13,028,896

Schedule of a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2012	$1,918,752	$3,614,860	$7,495,284	$13,028,896
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	228,555	—	228,555
Other changes in fair value	81,248	—	—	81,248
Net impairment losses recognized in earnings	—	—	—	—
Included in other comprehensive income	—	2,689,585	(50,757)	2,638,828
Interest payments applied to principal		(911,555)	—	(911,555)
Purchases, sales, issuances and settlement, net	(2,000,000)	—	(4,828,559)	(6,828,559)
Transfers in and/or out of Level 3	—	—	—	—
Ending balance, December 31, 2012	$—	$5,621,445	$2,615,968	$8,237,413

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2011	$1,901,252	$3,402,901	$—	$5,304,153
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(19,614)	—	—	(19,614)
Other changes in fair value	37,114	—	—	37,114
Net impairment losses recognized in earnings	—	(292,090)	—	(292,090)
Included in other comprehensive income	—	803,553	—	803,553
Interest payments applied to principal		(299,504)	—	(299,504)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	7,495,284	7,495,284
Ending balance, December 31, 2011	$1,918,752	$3,614,860	$7,495,284	$13,028,896

Summary of assets measured at fair value on non-recurring basis

Fair Value Measurements
at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$175,000	$—	$—	$175,000

Other real estate owned
Commercial real estate	$122,550	$—	$—	$122,550

Schedule of the total amount of gains and losses from changes in fair value included in income before income taxes
	2012	2011	2010

Interest income	$—	$(19,614)	$(39,229)
Other changes in fair value	619,751	198,632	103,280
Total	$619,751	$179,018	$64,051

Schedule of carrying amounts and estimated fair values of financial instruments

		Fair Value Measurements at
	Carrying	December 31, 2012 Using
	Value	(Level 1)	(Level 2)	(Level 3)
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$19,803	$19,803	$—	$—
Trading securities	5,630	3,172	2,458	—
Investment securities, available-for-sale	228,369	—	220,132	8,237
Investment securities, held-to-maturity	29,077	—	29,193	1,587
Loans held for sale	1,029	—	1,073	—
Loans receivable, net	310,674	—	—	321,207
Federal Home Loan Bank stock	1,936	N/A	N/A	N/A
Accrued interest receivable	2,065	—	1,077	988

Financial liabilities:
Deposits	$568,265	$428,436	$142,616	$—
Federal Home Loan Bank Advances	6,000	—	6,097	—
Accrued interest payable	31	4	27	—

	2011
	Carrying	Estimated
	Amount	Fair Value
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$40,572	$40,572
Trading securities	7,010	7,010
Investment securities, available-for-sale	193,605	193,605
Investment securities, held-to-maturity	47,199	49,264
Loans held for sale	688	710
Loans receivable, net	285,916	297,488
Federal Home Loan Bank stock	2,102	N/A
Accrued interest receivable	2,227	2,227
Financial liabilities:
Deposits	$550,625	$553,670
Federal Home Loan Bank advances	11,000	11,260
Accrued interest payable	35	35